Deferred Charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Deferred Costs	$ 38,135	$ 33,682
Antarctic and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 975
Archangel, Alaska, Arctic, Antarctic and Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross		$ 4,631